Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

6. Digital Assets, Net

In June 2021, the Company purchased and received $1.0 million of bitcoin. During the three months and six months ended June 30, 2021, the Company recorded $0.1 million of impairment losses on bitcoin. There were no realized gains or losses recognized during the three months and six months ended June 30, 2021. As of June 30, 2021, the carrying value of the Company’s bitcoin digital assets held was $0.9 million, which reflects cumulative impairments of $0.1 million. The fair market value of bitcoin held as of June 30, 2021 was $0.9 million.

7. Intangible Assets

Intangible assets of $7.5 million as of December 31, 2019 and 2020, are primarily related to the state insurance licenses acquired in 2016. These intangibles carry an indefinite life and are evaluated at least annually for impairment. For the years ended December 31, 2019 and 2020, the Company did not record an impairment charge.